Related Party Transactions	12 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Related Party Transactions

12 – RELATED PARTY TRANSACTIONS

No remuneration has been recorded in these consolidated financial statements for the services of the Chief Executive Officer (CEO) for the fiscal year 2017, 2016 and 2015 except for the 32,293 post-consolidation shares of common stock, valued at $1,085 issued through the fiscal year 2017, 477,298 post-consolidation shares of common stock, valued at $33,243 issued through the fiscal year 2016, 50,667 post-consolidation shares of common stock, valued at $9,038 issued through the fiscal year. The CEO is also a director and the controlling shareholder.

A director of the Company is a director and principal owner of a company that provides hosting services to ZIM. During the fiscal year ending March 31, 2017 the Company paid $32,127 for these services (March 31, 2016 - $27,870 and March 31, 2015 - $36,758). Included in accounts payable is $2,308 connected to these services. ZIM also provides bookkeeping services to this company. During the fiscal year ending March 31, 2017, the related company paid $5,714 to ZIM for these services (March 31, 2016 and March 31, 2015 - $Nil). Included in accounts receivable as at March 31, 2017 is $1,880 (March 31, 2016 - $Nil) connected to these services.

An Officer of the Company is the principal owner of a company that provides finance, accounting and bookkeeping services to ZIM. During the fiscal year ending March 31, 2017 the company paid $17,245 for these services (March 31, 2016 - $23,763 and March 31, 2015 - $55,957). Included in accounts payable as at March 31, 2017 is $754 connected to these services (March 31, 2016 - $Nil).